Label	Element	Value
Invesco ESG NASDAQ Next Gen 100 ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Information
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Invesco ESG NASDAQ Next Gen 100 ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Nasdaq Next Generation 100 ESG Index® (the “Underlying Index”).
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 28% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund generally will invest at least 90% of its total assets in the securities that comprise the Underlying Index.
Strictly in accordance with its guidelines and mandated procedures, Nasdaq, Inc. (“Nasdaq” or the “Index Provider”) compiles, maintains and calculates the Underlying Index, which is designed to measure the performance of companies included in the Nasdaq Next Generation 100 Index® (the “Parent Index”) that also meet the Index Provider's environmental, social and governance (“ESG”) criteria. The Parent Index is comprised of securities of the next generation of Nasdaq-listed non-financial companies; that is, the largest 100 Nasdaq-listed companies outside of the Nasdaq-100 Index® (the “Nasdaq-100”) based on market capitalization.
To be eligible for inclusion in the Parent Index, a security must meet the existing eligibility criteria of the Nasdaq-100, an index that measures the performance of 100 of the largest domestic and international non-financial companies by market capitalization on The Nasdaq Stock Market LLC. Securities meeting the Nasdaq-100 eligibility criteria are ranked by market capitalization, with the largest 100 securities not currently in the Nasdaq-100 selected for inclusion in the Parent Index. Security types generally eligible for inclusion in the Parent Index are common stocks and tracking stocks of companies located in the United States, as well as
American Depositary Receipts (“ADRs”) that represent securities of non-U.S. issuers. The Parent Index reflects companies from all major sectors, except for companies that are classified as “financials” according to the Industry Classification Benchmark (“ICB”). Companies organized as real estate investment trusts (“REITs”) are not eligible for inclusion in the Parent Index.
Companies that are included in the Parent Index are evaluated for inclusion in the Underlying Index on the basis of the Index Provider's ESG criteria, which considers a company’s (i) business activities, (ii) business controversy levels and ESG risk ratings, and (iii) adherence to the principles of the United Nations (“UN”) Global Compact.
The Underlying Index employs negative screens to exclude securities of companies with business activities that do not meet the eligibility criteria for the Underlying Index. Such screens rely on information from Sustainalytics, a globally-recognized independent provider of ESG research, ratings, and data. Companies’ business activities are distinguished between categories with absolute prohibitions (which do not allow any involvement by a company in a certain business activity) and categories that permit a de minimis amount of a certain business activity (generally, permitting a company to derive less than 5% of its revenues from, or to own less than 10% of another company that engages in, such activity). Pursuant to the Underlying Index methodology, prohibited business activities include:
◾
Arctic oil and gas exploration
◾
Cannabis development or cultivation
◾
Controversial weapons
◾
Military weapon manufacturing
◾
Oil sands extraction
◾
Riot protection equipment and riot control weapon manufacturing
◾
Shale energy exploration or production
◾
Assault weapons and small arms manufacturing
◾
Tobacco product manufacturing
Categories that permit de minimis business activity based on revenue or ownership include:
◾
Adult entertainment
◾
Alcoholic beverage production, distribution or sale
◾
Cannabis distribution or sale
◾
Gambling
◾
Nuclear power production
◾
Oil and gas exploration, production, refining, transportation, storage, or generating electricity from oil or gas
◾
Assault weapons or small arms distribution
◾
Extracting, or generating electricity from, thermal coal
◾
Tobacco product distribution or sale
The Index Provider also utilizes information from Sustainalytics to determine issuers’ business controversy levels and ESG Risk Rating Score. Sustainalytics reviews corporate filings and public disclosures to assess a company’s ESG profile. The ESG Risk Rating Score is designed to measure the magnitude of a company’s unmanaged ESG risk. Companies are assigned risk scores ranging from 0 (indicating that ESG risks have been fully managed) to 100 (indicating the highest level of unmanaged ESG risk), and the Index Provider excludes companies with an ESG risk rating of 40 or higher (i.e., a “severe risk” rating) from the Underlying Index. Sustainalytics also monitors companies for controversies pertaining to ESG and assesses incidents in terms of their level of impact on the environment and society and the related risk to the company itself. Such events are scored on a scale from 1 (low impact) to 5 (severe impact), depending on the reputational risk to the company and potential impact on stakeholders. The Index Provider excludes companies with a controversy rating higher than 4 from the Underlying Index.
Additionally, eligible issuers must be deemed compliant with the principles of the UN Global Compact. The UN Global Compact is an arrangement by which companies voluntarily and publicly commit to a set of principles drawn from key UN Conventions and Declarations. The principles of the UN Global Compact represent a set of values that the UN believes responsible businesses should incorporate into their operations in order to meet fundamental responsibilities in the areas of human rights, labor, the environment, and anti-corruption.
All securities included in the Parent Index that also meet the ESG criteria are included in the Underlying Index.
As of October 31, 2023, the Underlying Index was comprised of 93 constituents with market capitalizations ranging from $1.4 billion to $114.6 billion.
The Underlying Index is calculated under a “modified ESG Risk Rating Score-adjusted market capitalization-weighted” methodology, where constituents’ weightings are calculated and adjusted based on a formula that considers such constituents’ ESG Risk Rating Score and market capitalization. The Fund employs a “full replication” methodology in seeking to track the Underlying Index, meaning that the Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index.
The Fund is “non-diversified” and therefore is not required to meet certain diversification requirements under the Investment Company Act of 1940, as amended (the “1940 Act”).
Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries. As of August 31, 2023, the Fund had significant exposure to the information technology sector. The Fund's portfolio holdings, and the extent to which it concentrates its investments, are likely to change over time.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries. As of August 31, 2023, the Fund had significant exposure to the information technology sector. The Fund's portfolio holdings, and the extent to which it concentrates its investments, are likely to change over time.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s average annual total returns compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Updated performance information is available online at www.invesco.com/ETFs.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s average annual total returns compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.invesco.com/ETFs
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return—Calendar Year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Period Ended	Returns
Year-to-date	September 30, 2023	5.74%
Best Quarter	December 31, 2022	7.01%
Worst Quarter	June 30, 2022	-18.30%

Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.74%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2022
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.01%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2023
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.30%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the period ended December 31, 2022)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Invesco ESG NASDAQ Next Gen 100 ETF | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	The Shares will change in value, and you could lose money by investing in the Fund.
Invesco ESG NASDAQ Next Gen 100 ETF | Risk Nondiversified Status [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.
Invesco ESG NASDAQ Next Gen 100 ETF | Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to the Fund’s net asset value (“NAV”).
Invesco ESG NASDAQ Next Gen 100 ETF | Index Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming. Additionally, the Fund rebalances its portfolio in accordance with the Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule.
Invesco ESG NASDAQ Next Gen 100 ETF | ESG Investing Strategy Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	ESG Investing Strategy Risk. The stocks of companies with favorable ESG attributes may underperform the stock market as a whole. As a result, the Fund may underperform other funds that do not screen companies based on ESG attributes. The criteria used to select companies for investment may result in the Fund investing in securities, industries or sectors that underperform the market as a whole or underperform other funds screened for ESG standards.
Invesco ESG NASDAQ Next Gen 100 ETF | Equity Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company's common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company's common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company's products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.
Invesco ESG NASDAQ Next Gen 100 ETF | Foreign Investment Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities also are subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. As the Fund will invest in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns. From time to time, certain companies in which the Fund invests may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or in countries the U.S. government identified as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations that could negatively affect the company’s performance. Additionally, one or more of these companies could suffer damage to its reputation if the market identifies it as a company that invests or deals with countries that the U.S. government identifies as state sponsors of terrorism or subjects to sanctions.
Invesco ESG NASDAQ Next Gen 100 ETF | Industry Concentration Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Industry Concentration Risk. In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, the Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
Invesco ESG NASDAQ Next Gen 100 ETF | Information Technology Sector Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Information Technology Sector Risk. Factors such as the failure to obtain, or delays in obtaining, financing or regulatory approval, intense competition, product compatibility, consumer preferences, corporate capital expenditure, rapid obsolescence, competition from alternative technologies, and research and development of new products may significantly affect the market value of securities of issuers in the information technology sector.
Invesco ESG NASDAQ Next Gen 100 ETF | ADR Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	ADR Risk. ADRs are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing the underlying foreign securities directly in their national markets and currencies. ADRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Moreover, ADRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.
Invesco ESG NASDAQ Next Gen 100 ETF | Issuer-Specific Changes Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Issuer-Specific Changes Risk. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.
Invesco ESG NASDAQ Next Gen 100 ETF | Non-Correlation Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Non-Correlation Risk. The Fund's return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions, costs or liquidity constraints.
Invesco ESG NASDAQ Next Gen 100 ETF | Authorized Participant Concentration Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), this may result in a significantly diminished trading market for Shares, and Shares may be more likely to trade at a premium or discount to the Fund's NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes or could experience extended market closures or trading halts, may increase the risk that APs may not be able to effectively create or redeem Creation Units or the risk that the Shares may be halted and/or delisted.
Invesco ESG NASDAQ Next Gen 100 ETF | Market Trading Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. In stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s portfolio holdings, which may cause a variance in the market price of Shares and their underlying NAV. In addition, an exchange or market may issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation/redemption process, potentially affect the price at which Shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments at all. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's NAV.
Invesco ESG NASDAQ Next Gen 100 ETF | Operational Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and its investment adviser, Invesco Capital Management LLC (the “Adviser”), seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
Invesco ESG NASDAQ Next Gen 100 ETF | Shares May Trade at Prices Different than NAV [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Shares May Trade at Prices Different than NAV. Shares trade on a stock exchange at prices at, above or below the Fund’s most recent NAV. The Fund’s NAV is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of the Shares fluctuates continuously throughout trading hours on the exchange, based on both the relative market supply of, and demand for, the Shares and the underlying value of the Fund’s portfolio holdings. As a result, the trading prices of the Shares may deviate from the Fund’s NAV. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.
Invesco ESG NASDAQ Next Gen 100 ETF | Nasdaq Next Generation 100 ESG Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(27.43%)
Since Inception	rr_AverageAnnualReturnSinceInception	(22.88%)
Invesco ESG NASDAQ Next Gen 100 ETF | NASDAQ® Composite Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(32.54%)
Since Inception	rr_AverageAnnualReturnSinceInception	(26.70%)
Invesco ESG NASDAQ Next Gen 100 ETF | Invesco ESG NASDAQ Next Gen 100 ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.20%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 20
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	64
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	113
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 255
Annual Return 2022	rr_AnnualReturn2022	(27.53%)
1 Year	rr_AverageAnnualReturnYear01	(27.53%)
Since Inception	rr_AverageAnnualReturnSinceInception	(23.03%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 27, 2021
Invesco ESG NASDAQ Next Gen 100 ETF | Invesco ESG NASDAQ Next Gen 100 ETF | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(27.65%)
Since Inception	rr_AverageAnnualReturnSinceInception	(23.15%)
Invesco ESG NASDAQ Next Gen 100 ETF | Invesco ESG NASDAQ Next Gen 100 ETF | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(16.21%)
Since Inception	rr_AverageAnnualReturnSinceInception	(17.45%)